GENERAL INFORMATION (Details)	Dec. 31, 2023 tanker_size vessels dwt
Disclosure of general information [Line Items]
Number of sizes of oil tankers | tanker_size	2
Number of vessels in fleet | vessels	76
Aggregate vessel capacity	15,900,000
VLCC vessels
Disclosure of general information [Line Items]
Number of vessels owned | vessels	33
VLCC vessels | Minimum
Disclosure of general information [Line Items]
Vessel size	200,000
VLCC vessels | Maximum
Disclosure of general information [Line Items]
Vessel size	320,000
Suezmax tanker
Disclosure of general information [Line Items]
Number of vessels owned | vessels	25
Suezmax tanker | Minimum
Disclosure of general information [Line Items]
Vessel size	120,000
Suezmax tanker | Maximum
Disclosure of general information [Line Items]
Vessel size	170,000
LR2 Tanker
Disclosure of general information [Line Items]
Number of vessels owned | vessels	18
LR2 Tanker | Minimum
Disclosure of general information [Line Items]
Vessel size	110,000
LR2 Tanker | Maximum
Disclosure of general information [Line Items]
Vessel size	115,000